CONSOLIDATED STATEMENTS OF OPEATIONS AND COMPREHENSIVE INCOME/(LOSS) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues		$ 30,561,201	$ 32,044,575	$ 68,758,258
Cost of revenues		(27,405,410)	(25,188,174)	(65,605,382)
Gross profit		3,155,791	6,856,401	3,152,876
Operating expenses
Selling, general & administrative expenses		(7,836,997)	(909,042)	12,667,684
Total operating expenses		(7,836,997)	(909,042)	12,667,684
(Loss)/income from operations		(4,681,206)	5,947,359	15,820,560
Other income/(expenses)
Other income		41,236	50,438	37,071
Other expenses		(374,814)	(259,269)	(348,569)
Gain on disposal of subsidiaries		8,489,563	0	0
Total other income/(expenses)		8,155,985	(208,831)	(311,498)
Income from continuing operation before provision of income taxes		3,474,779	5,738,528	15,509,062
Provision for income taxes expenses		(2,896,953)	(2,330,891)	(4,093,157)
Net income from continuing operation		577,826	3,407,637	11,415,905
Discontinued operation
Loss from discontinued operation, net of income tax		(16,196)	(288,542)	(18,855,185)
Loss from discontinued operation, net of income tax		(16,196)	(288,542)	(18,855,185)
Net income/(loss)		561,630	3,119,095	(7,439,280)
Comprehensive income/(loss)
Net income/(loss)		561,630	3,119,095	(7,439,280)
Other comprehensive income/(loss)
Foreign currency translation adjustment		(4,551)	(686,179)	(3,571,930)
Total comprehensive income/(loss)		$ 557,079	$ 2,432,916	$ (11,011,210)
Income/(loss) earnings per common share*
Continuing operations - Basic (in Dollars per share)	[1]	$ 0.33	$ 7.03	$ 23.54
Continuing operations - Diluted (in Dollars per share)	[1]	0.33	7.03	23.54
Discontinued operations - Basic (in Dollars per share)	[1]	(0.01)	(0.59)	(38.87)
Discontinued operations - Diluted (in Dollars per share)	[1]	(0.01)	(0.59)	(38.87)
Net income/(loss) per common share - Basic (in Dollars per share)	[1]	0.32	6.44	(15.33)
Net income/(loss) per common share - Diluted (in Dollars per share)	[1]	$ 0.32	$ 6.44	$ (15.33)
Weighted average Class A ordinary shares outstanding, basic (in Shares)	[1]	1,752,269	485,058	485,058
Weighted average Class A ordinary shares outstanding, diluted (in Shares)	[1]	1,752,269	485,058	485,058

[1]	Adjusted for the effect of 1-for-50 reverse share split on June 3, 2025.